Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 333
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description	(d) Cost	(e) Current Value
*	Fidelity Freedom Blend 2010 T	Collective Fund	***	$19,293
*	Fidelity Freedom Blend 2015 T	Collective Fund	***	51,191
*	Fidelity Freedom Blend 2020 T	Collective Fund	***	161,359
*	Fidelity Freedom Blend 2025 T	Collective Fund	***	408,245
*	Fidelity Freedom Blend 2030 T	Collective Fund	***	656,013
*	Fidelity Freedom Blend 2035 T	Collective Fund	***	593,796
*	Fidelity Freedom Blend 2040 T	Collective Fund	***	474,987
*	Fidelity Freedom Blend 2045 T	Collective Fund	***	358,119
*	Fidelity Freedom Blend 2050 T	Collective Fund	***	241,734
*	Fidelity Freedom Blend 2055 T	Collective Fund	***	154,613
*	Fidelity Freedom Blend 2060 T	Collective Fund	***	86,956
*	Fidelity Freedom Blend 2065 T	Collective Fund	***	35,726
*	Fidelity Freedom Blend Income T	Collective Fund	***	19,341
*	Fidelity Managed Income Portfolio II - Class 3	Collective Fund	***	153,848
*	Fidelity Contrafund Comingled Pool	Collective Fund	***	487,077
*	Fidelity OTC Comingled Pool	Collective Fund	***	362,812
	Spartan 500 Index Pool Class F	Collective Fund	***	737,911
	Spartan Extended Market Index Pool Class F	Collective Fund	***	50,200
	Spartan Total International Index Pool Class F	Collective Fund	***	56,836
	GW&K Small/Mid Cap Fund	Collective Fund	***	120,332
	Prudential Core Plus Bond Fund Class 15	Collective Fund	***	25,256
	GQG Partners International Equity CIT Class D	Collective Fund	***	90,855
	State Street Short Term Investment Fund	Collective Fund	***	1,900
	Total Interest in Collective Funds			$5,348,400

	T Rowe Price Government Reserve Investment Fund	Mutual Fund	***	$2,000
	Vanguard Total Bond Market Index Fund - Institutional Plus Share Class	Mutual Fund	***	90,881
*	Fidelity Investments Money Market Government Portfolio - Institutional Class	Mutual Fund	***	119,351
	Total Interest in Mutual Funds			$212,232

*	Quest Diagnostics Incorporated	Common Stock	***	$310,165

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description	(d) Cost	(e) Current Value
	Accenture Plc CL A	Other Common Stock	***	$534
	Advanced Micro Devices Inc	Other Common Stock	***	1,678
	Adyen Bv ADR	Other Common Stock	***	1,210
	Agco Corp	Other Common Stock	***	824
	Alliant Energy Corporation	Other Common Stock	***	267
	Allstate Corporation	Other Common Stock	***	1,639
	Alphabet Inc CL A	Other Common Stock	***	13,928
	Alphabet Inc CL C	Other Common Stock	***	4,670
	Amazon.Com Inc	Other Common Stock	***	10,240
	Ameren Corp	Other Common Stock	***	1,639
	American International Group	Other Common Stock	***	1,188
	Amphenol Corporation CL A	Other Common Stock	***	4,715
	Apple Inc	Other Common Stock	***	17,323
	Applied Materials Inc	Other Common Stock	***	1,128
	Applovin Corp	Other Common Stock	***	1,880
	Ares Management Corp CL A	Other Common Stock	***	408
	Argenx Se Sponsored ADR	Other Common Stock	***	1,534
	Arista Networks Inc	Other Common Stock	***	3,005
	Astrazeneca Plc Spons ADR	Other Common Stock	***	949
	Avalonbay Communities Inc Reit	Other Common Stock	***	1,582
	Bank Of America Corporation	Other Common Stock	***	3,068
	Becton Dickinson & Co	Other Common Stock	***	896
	Block Inc CL A	Other Common Stock	***	4,606
	Boeing Co	Other Common Stock	***	3,023
	Broadcom Inc	Other Common Stock	***	9,779
	Cf Industries Holdings Inc	Other Common Stock	***	803
	Chipotle Mexican Grill Inc	Other Common Stock	***	1,181
	Chubb Ltd	Other Common Stock	***	2,565
	Ciena Corp	Other Common Stock	***	1,029
	Cigna Group (The)	Other Common Stock	***	1,849
	Cisco Systems Inc	Other Common Stock	***	262
	Citigroup Inc	Other Common Stock	***	2,007
	Coca Cola Co	Other Common Stock	***	767
	Colgate-Palmolive Co	Other Common Stock	***	1,953
	Conocophillips	Other Common Stock	***	2,602
	Coupang Inc A	Other Common Stock	***	1,032
	Csx Corp	Other Common Stock	***	2,451

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description	(d) Cost	(e) Current Value
	Cummins Inc	Other Common Stock	***	$861
	CVS Health Corp	Other Common Stock	***	1,784
	Danaher Corp	Other Common Stock	***	1,116
	Datadog Inc CL A	Other Common Stock	***	1,391
	Disney (Walt) Co	Other Common Stock	***	950
	Doordash Inc	Other Common Stock	***	1,438
	Elevance Health Inc	Other Common Stock	***	2,522
	Eli Lilly & Co	Other Common Stock	***	4,243
	Entegris Inc	Other Common Stock	***	1,765
	Eog Resources Inc	Other Common Stock	***	631
	Equifax Inc	Other Common Stock	***	505
	Equitable Holdings Inc	Other Common Stock	***	991
	Expand Energy Corp	Other Common Stock	***	706
	Exxon Mobil Corp	Other Common Stock	***	1,604
	Fabrinet	Other Common Stock	***	1,161
	Fifth Third Bancorp	Other Common Stock	***	271
	Fortive Corp	Other Common Stock	***	1,470
	GE Aerospace	Other Common Stock	***	1,255
	Hartford Insurance Group Inc/The	Other Common Stock	***	1,254
	Home Depot Inc	Other Common Stock	***	1,833
	Howmet Aerospace Inc	Other Common Stock	***	2,717
	Hubspot Inc	Other Common Stock	***	2,620
	Huntington Bancshares Inc	Other Common Stock	***	1,061
	Ingersoll Rand Inc	Other Common Stock	***	953
	Intel Corp	Other Common Stock	***	614
	International Paper Co	Other Common Stock	***	1,400
	Intuit Inc	Other Common Stock	***	4,706
	Intuitive Surgical Inc	Other Common Stock	***	4,072
	Johnson & Johnson	Other Common Stock	***	813
	Keysight Technologies Inc	Other Common Stock	***	1,228
	L3Harris Technologies Inc	Other Common Stock	***	1,889
	Las Vegas Sands Corp	Other Common Stock	***	730
	Lattice Semiconductor Corp	Other Common Stock	***	1,447
	Linde PLC	Other Common Stock	***	836
	Mastercard Inc CL A	Other Common Stock	***	5,885
	Mercadolibre Inc	Other Common Stock	***	1,960
	Merck & Co Inc New	Other Common Stock	***	1,598
	Meta Platforms Inc CL A	Other Common Stock	***	7,622

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description	(d) Cost	(e) Current Value
	Metlife Inc	Other Common Stock	***	$2,144
	Microsoft Corp	Other Common Stock	***	22,859
	Middleby Corp	Other Common Stock	***	748
	Mongodb Inc CL A	Other Common Stock	***	1,503
	Natera Inc	Other Common Stock	***	1,852
	Netflix Inc	Other Common Stock	***	2,070
	News Corp New CL A	Other Common Stock	***	668
	Nvidia Corp	Other Common Stock	***	21,467
	Philip Morris Intl Inc	Other Common Stock	***	1,514
	Procter & Gamble Co	Other Common Stock	***	2,332
	Qualcomm Inc	Other Common Stock	***	1,716
	Rexford Industrial Realty Inc	Other Common Stock	***	1,043
	Rocket Cos Inc	Other Common Stock	***	470
	Rockwell Automation Inc	Other Common Stock	***	823
	RPM International Inc	Other Common Stock	***	796
	Salesforce Inc	Other Common Stock	***	1,512
	Samsung Elec Vtg Gdr Regs	Other Common Stock	***	1,812
	Sanofi Spon ADR	Other Common Stock	***	389
	Schwab Charles Corp	Other Common Stock	***	3,228
	Sempra	Other Common Stock	***	1,186
	Servicenow Inc	Other Common Stock	***	2,408
	Shopify Inc CL A	Other Common Stock	***	1,270
	Siemens AG (REGD)	Other Common Stock	***	1,199
	SLB Ltd	Other Common Stock	***	820
	Southern Co	Other Common Stock	***	1,669
	Stanley Black & Decker Inc	Other Common Stock	***	1,356
	Stryker Corp	Other Common Stock	***	2,234
	TE Connectivity PLC	Other Common Stock	***	310
	Texas Instruments Inc	Other Common Stock	***	1,265
	The Booking Holdings Inc	Other Common Stock	***	2,255
	Thermo Fisher Scientific Inc	Other Common Stock	***	645
	T-Mobile US Inc	Other Common Stock	***	1,118
	Totalenergies SE	Other Common Stock	***	1,192
	Tower Semicondctr Ltd	Other Common Stock	***	845
	Tradeweb Markets Inc A	Other Common Stock	***	1,477
	United Parcel Service Inc CL B	Other Common Stock	***	96
	Unitedhealth Group Inc	Other Common Stock	***	3,061
	US Bancorp Del	Other Common Stock	***	2,126

(a)	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description	(d) Cost	(e) Current Value
	Viatris Inc	Other Common Stock	***	$1,115
	Visa Inc CL A	Other Common Stock	***	4,891
	Walmart Inc	Other Common Stock	***	553
	Wells Fargo & Co	Other Common Stock	***	1,803
	Weyerhaeuser Co	Other Common Stock	***	911
	Williams Companies Inc	Other Common Stock	***	523
	Zimmer Biomet Hldgs Inc	Other Common Stock	***	1,930
	Total Interest in Other Common Stock			$287,320

	Investments at Fair Value			$6,158,117

*	Notes Receivable from Participants**	Loans		$70,137

	TOTAL			$6,228,254

*	Party-in-interest to the Plan.
**	Rates range from 3.25% to 10.50%; maturities vary by participant.
***	The cost of participant-directed investments is not required to be disclosed.